ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Summary of Consideration Transferred, Fair Value of Assets Acquired and Liabilities Assumed
The following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed as of the acquisition date:

US$ MILLIONS
Fair value of consideration transferred:
Cash	$2,525
BAM Shares transferred by the Company	1,111
Fair value of the Company’s pre-existing reinsurance agreement effectively settled	(541)
Fair value of the Company’s pre-existing interest in AEL	897
Total	$3,992
Assets acquired:
Investments	$42,960
Cash and cash equivalents	13,367
Accrued investment income	414
Value of business acquired	9,276
Reinsurance recoverables and deposit assets	6,851
Property and equipment	42
Intangible assets	1,580
Other assets	668
Total assets acquired	75,158
Liabilities assumed:
Future policy benefits	310
Policyholders’ account balances	61,473
Market risk benefits	2,978
Notes payable	768
Subsidiary borrowings	84
Funds withheld for reinsurance liabilities	3,371
Other liabilities	2,099
Total liabilities assumed	71,083
Less: Non-controlling interest	713
Net assets acquired	3,362
Goodwill	$630
The following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed as of the acquisition date:

US$ MILLIONS
Cash consideration transferred	$1,059
Assets acquired:
Investments	$3,460
Cash and cash equivalents	713
Accrued investment income	17
Value of business acquired	176
Reinsurance funds withheld	20
Premiums due and other receivables	332
Ceded unearned premiums	388
Deferred tax asset	54
Reinsurance recoverables	2,982
Property and equipment	85
Intangible assets	186
Other assets	166
Total assets acquired	8,579
Liabilities assumed:
Policy and contract claims	5,526
Unearned premium reserve	986
Subsidiary borrowings	369
Other liabilities	451
Total liabilities assumed	7,332
Less: Non-controlling interest	137
Net assets acquired	1,110
Deferred gain on bargain purchase	$51